Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Benefit Obligation
The benefit obligation at December 31, 2019 and December 31, 2018 was calculated as follows:

	2019	2018
	(Dollars in thousands)
Benefit obligation, January 1	$5,521	$4,901
Service cost	226	417
Interest cost	289	268
Benefits paid	(87)	(65)
Accrued liability at December 31	$5,949	$5,521

Schedule of Net Periodic Pension Cost	The net periodic SERP pension cost for 2019 and 2018 was calculated as follows:

	2019	2018
	(Dollars in thousands)
Service cost	$226	$417
Interest cost	289	268
	$515	$685